Financial and other non-current assets (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	$ 294	$ 336
Unearned interest income	(23)	(25)
Minimum lease payments from finance lease agreements, at present value	271	311
Provision	(76)	(80)
Net book value	195	231
Not later than one year
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	83	91
Unearned interest income	(7)	(5)
Minimum lease payments from finance lease agreements, at present value	76	86
Provision	(3)	(2)
Net book value	73	84
Between one and five years
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	180	182
Unearned interest income	(14)	(16)
Minimum lease payments from finance lease agreements, at present value	166	166
Provision	(59)	(37)
Net book value	107	129
Later than five years
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	31	63
Unearned interest income	(2)	(4)
Minimum lease payments from finance lease agreements, at present value	29	59
Provision	(14)	(41)
Net book value	$ 15	$ 18